Acquisitions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended
	Apr. 30, 2014 Acquisition	Apr. 30, 2013	Apr. 30, 2012	Jun. 20, 2014	Apr. 30, 2014 U.S. Retail Coffee [Member]	Apr. 30, 2013 U.S. Retail Coffee [Member]	Apr. 30, 2012 U.S. Retail Coffee [Member]	Apr. 30, 2014 International, Foodservice, and Natural Foods [Member]	Apr. 30, 2013 International, Foodservice, and Natural Foods [Member]	Apr. 30, 2012 International, Foodservice, and Natural Foods [Member]	Apr. 30, 2014 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2012 Rowland Coffee Roasters, Inc. [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member]	Apr. 30, 2014 Rowland Coffee Roasters, Inc. [Member] Customer relationships [Member]	Apr. 30, 2014 Rowland Coffee Roasters, Inc. [Member] Trademarks [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] U.S. Retail Coffee [Member]	May 16, 2011 Rowland Coffee Roasters, Inc. [Member] International, Foodservice, and Natural Foods [Member]	Apr. 30, 2014 Sara Lee Corporation [Member]	Apr. 30, 2013 Sara Lee Corporation [Member]	Apr. 30, 2012 Sara Lee Corporation [Member]	Jan. 03, 2012 Sara Lee Corporation [Member]	Apr. 30, 2014 Sara Lee Corporation [Member] Customer relationships [Member]	Apr. 30, 2014 Sara Lee Corporation [Member] Technology [Member]	Apr. 30, 2014 Sara Lee Corporation [Member] Trademarks [Member]
Acquisitions (Textual) [Abstract]
Cost of acquired entity												$ 362.8								$ 420.6
Payments for acquisition																					375.6
One-time costs directly related to merger and integration, incurred-to-date											24.3							26.4
One-time costs directly related to merger and integration											10.9							0.9
Borrowings under revolving credit facility	248.4	0		490.0									180.0
Noncash acquisition expenses incurred-to-date											10.3
Goodwill assigned to the U.S. Retail Coffee and International, Foodservice and Natural Foods segments	3,098.2	3,052.9	3,054.6		1,743.1	1,720.3	1,720.3	322.9	298.0	299.1			91.7			84.8	6.9				149.9
Goodwill deductible for tax purpose													94.8								146.6
Weighted-average useful life of the finite-lived intangible assets														19 years	10 years							10 years	10 years	6 years
Additional purchase price included in other current liabilities and other noncurrent liabilities																		50.0
Present value of additional purchase price included in other current liabilities and other noncurrent liabilities																		45.0
Business acquisition purchase price payment included in other - net financing activities																		35.0	10.0
Goodwill, acquired during period	52.1				22.8			29.3
Percentage on notes utilized to pay for acquisition																					3.50%
Acquisitions (Additional Textual) [Abstract]
Total intangible assets, excluding goodwill, from acquisitions	37.6												213.5								138.9
Cash payments for acquisitions	$ 101.8	$ 0	$ 737.3
Number of acquisitions	2